UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 825 Third Avenue, 8th Floor

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stu Hendel
Title:     Chief Operating Officer
Phone:     212-756-5365

Signature, Place, and Date of Signing:

     Stu Hendel     New York, NY/USA     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $598,356 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    13702   224250 SH       SOLE                   224250        0        0
AMERICA MOVIL S A DE C V       PUT              02364W105    35598   680000 SH  PUT  SOLE                   680000        0        0
ASSURED GUARANTY LTD           COM              G0585R106     2394   121700 SH       SOLE                   121700        0        0
BED BATH & BEYOND INC          CALL             075896100    11949   300000 SH  CALL SOLE                   300000        0        0
BRISTOL MYERS SQUIBB CO        CALL             110122108    32035  1250400 SH  CALL SOLE                  1250400        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    13695   550000 SH       SOLE                   550000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     1133    46000 SH       SOLE                    46000        0        0
CHECK POINT SOFTWARE TECH LT   PUT              M22465104     4926   200000 SH  PUT  SOLE                   200000        0        0
CV THERAPEUTICS INC            CALL             126667104     4600   200000 SH  CALL SOLE                   200000        0        0
FEDERAL NATL MTG ASSN          COM              313586109    24923   350000 SH       SOLE                   350000        0        0
FIDELITY NATL FINL INC         COM              316326107     7992   175000 SH       SOLE                   175000        0        0
GENERAL ELEC CO                PUT              369604103    14600   400000 SH  PUT  SOLE                   400000        0        0
GENERAL ELEC CO                COM              369604103     4650   127400 SH       SOLE                   127400        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     5953   477000 SH       SOLE                   477000        0        0
GUIDANT CORP                   COM              401698105    39655   550000 SH       SOLE                   550000        0        0
HALLIBURTON CO                 COM              406216101     9810   250000 SH       SOLE                   250000        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     3291   355000 SH       SOLE                   355000        0        0
LILLY ELI & CO                 CALL             532457108    11350   200000 SH  CALL SOLE                   200000        0        0
MASONITE INTL CORP             COM              575384102    15486   450000 SH       SOLE                   450000        0        0
MEDTRONIC INC                  CALL             585055106     5464   110000 SH  CALL SOLE                   110000        0        0
MERRILL LYNCH & CO INC         PUT              590188108    20920   350000 SH  PUT  SOLE                   350000        0        0
MERRILL LYNCH & CO INC         CALL             590188108    17931   300000 SH  CALL SOLE                   300000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    19191   636100 SH       SOLE                   636100        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     3137   138000 SH       SOLE                   138000        0        0
MORGAN STANLEY                 CALL             617446448    33312   600000 SH  CALL SOLE                   600000        0        0
MYRIAD GENETICS INC            CALL             62855J104     4502   200000 SH  CALL SOLE                   200000        0        0
NEENAH PAPER INC               COM              640079109    17930   550000 SH       SOLE                   550000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101    16331   451000 SH       SOLE                   451000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    34012   855000 SH       SOLE                   855000        0        0
PFIZER INC                     COM              717081103     2259    84000 SH       SOLE                    84000        0        0
PFIZER INC                     PUT              717081103     5378   200000 SH  PUT  SOLE                   200000        0        0
PFIZER INC                     CALL             717081103     9412   350000 SH  CALL SOLE                   350000        0        0
SIERRA PAC RES NEW             NOTE  7.250% 2/1 826428AF1    12425  5000000 PRN      SOLE                  5000000        0        0
SPRINT CORP                    COM FON          852061100    24850  1000000 SH       SOLE                  1000000        0        0
SYMANTEC CORP                  CALL             871503108     3864   150000 SH  CALL SOLE                   150000        0        0
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    16870  1000000 SH       SOLE                  1000000        0        0
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780    31614   825000 SH       SOLE                   825000        0        0
THERAVANCE INC                 COM              88338T104     1611    90000 SH       SOLE                    90000        0        0
UNUMPROVIDENT CORP             PUT              91529Y106    13455   750000 SH  PUT  SOLE                   750000        0        0
USA MOBILITY INC               COM              90341G103     7698   218000 SH       SOLE                   218000        0        0
VERITAS SOFTWARE CO            COM              923436109     6823   239000 SH       SOLE                   239000        0        0
WELLPOINT INC                  COM              94973V107    31625   275000 SH       SOLE                   275000        0        0